Stock-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2023
Stock-Based Compensation [Abstract]
Schedule of Share-Based Payments	The following table provides the details of the total share-based payments under 2020 Plan during the six months ended June 30, 2023 and 2022.
	For the Six Months Ended June 30,
	2023	2022

Communication and technology	$112,500	$112,500
Marketing	103,125	103,125
Professional fees	121,875	121,875
General and administrative	121,875	121,875

Total	$459,375	$459,375